Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
INCOME TAX

NOTE 9 — INCOME TAX

Intermediate was historically and remains a disregarded subsidiary of a partnership for U.S. federal income tax purposes with each partner being separately taxed on its share of taxable income or loss. Verde Clean Fuels is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its distributive share of any net taxable income or loss and any related tax credits of OpCo.

The effective tax rate was 0% for the three months ended March 31, 2023. The effective income tax rate differed significantly from the statutory rates, primarily due to the losses allocated to NCI and the recognition of a valuation allowance as a result of the Company’s new tax structure following the Business Combination.

The Company has assessed the realizability of the net deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The Company has recorded a full valuation allowance against the deferred tax assets at Verde as of March 31, 2023, which will be maintained until there is sufficient evidence to support the reversal of all or some portion of these allowances.

The Company’s income tax filings will be subject to audit by various taxing jurisdictions. The Company will monitor the status of U.S. federal, state and local income tax returns that may be subject to audit in future periods. No U.S. federal, state and local income tax returns are currently under examination by the respective taxing authorities.

For the year ended December 31, 2022, CENAQ’s former Trust assets were invested in income generating US Treasury bills. As a result of the investment income, $312,446 of estimated Federal income taxes payable survived the Business Combination and remained on the Company’s balance sheets as of March 31, 2023.

The Company’s net deferred tax assets are as follows:

March 31, 2023
Deferred tax asset
Outside basis difference in partnership investment	$8,240,626
Organizational costs/startup expenses	195,311
Accrued Interest – Trust	(119,186)
Federal Net Operating loss	49,145
Total deferred tax asset	8,365,896
Valuation allowance	(8,365,896)
Deferred tax asset, net of allowance	$0

As of March 31, 2023, and December 31, 2022, the Company had $234,026 and $0, respectively of U.S. federal operating loss carryovers available to offset future taxable income, which do not expire.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. As of December 31, 2022, the valuation allowance on deferred tax assets was $0.

Reconciliations of the federal income tax rate to the Company’s effective tax rate as of March 31, 2023, and year-ended December 31, 2022 are as follows:

	March 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Permanent Book/Tax Differences	(5.60)%	0.0%
Pass-through income – not taxable	(2.63)%	—
Deferred tax impact of acquisition of Bluescape	1,231.65%	—
Change in valuation allowance	(1,244.42)%	(21.0)%
Income tax provision	—%	—%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the taxing authorities.

Tax receivable agreement

On the Closing Date, in connection with the consummation of the Business Combination and as contemplated by the Business Combination Agreement, Verde Clean Fuels entered into a tax receivable agreement (the “Tax Receivable Agreement”) with Holdings (together with its permitted transferees, the “TRA Holders,” and each a “TRA Holder”) and the Agent (as defined in the Tax Receivable Agreement). Pursuant to the Tax Receivable Agreement, Verde Clean Fuels is required to pay each TRA Holder 85% of the amount of net cash savings, if any, in U.S. federal, state and local income and franchise tax that Verde Clean Fuels actually realizes (computed using certain simplifying assumptions) or is deemed to realize in certain circumstances in periods after the Closing as a result of, as applicable to each such TRA Holder, (i) certain increases in tax basis that occur as a result of Verde Clean Fuels’ acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holder’s Class C OpCo Units pursuant to the exercise of the OpCo Exchange Right, a Mandatory Exchange or the Call Right (each as defined in the Amended and Restated LLC Agreement of OpCo) and (ii) imputed interest deemed to be paid by Verde Clean Fuels as a result of, and additional tax basis arising from, any payments Verde Clean Fuels makes under the Tax Receivable Agreement. Verde Clean Fuels will retain the benefit of the remaining 15% of these net cash savings. The Tax Receivable Agreement contains a payment cap of $50,000,000, which applies only to certain payments required to be made in connection with the occurrence of a change of control. The Payment Cap would not be reduced or offset by any amounts previously paid under the Tax Receivable Agreement or any amounts that are required to be paid (but have not yet been paid) for the year in which the change of control occurs or any prior years.

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets (liability)
Organizational costs/Startup expenses	$195,311	$53,826
Accrued interest – Trust	(119,186)	—
Federal Net Operating loss	—	41,721
Total deferred tax assets	76,125	95,547
Valuation allowance	(195,311)	(95,547)
Deferred tax liability, net of allowance	$(119,186)	$—

The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$312,446	$—
Deferred	19,422	(94,557)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	99,764	94,557
Income tax provision	$431,632	$—

As of December 31, 2022 and 2021, the Company had $0 and $198,672, respectively of U.S. federal operating loss carryovers available to offset future taxable income, which do not expire.

In assessing the realization of the deferred tax assets (liability), management considers whether it is more likely than not that some portion of all of the deferred tax assets (liability) will not be realized. The ultimate realization of deferred tax assets (liability) is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liability), projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year December 31, 2022 and December 31, 2021, the valuation allowance increased by $99,764 and $95,547, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	0.00%	0.0%
Permanent Book/Tax Differences	—%	(1.08)%
Non-deductible merger costs	(31.17)%	—%
Change in valuation allowance	(3.05)%	(19.92)%
Income tax provision	(13.22)%	—%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the taxing authorities.